Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Taxes Payable

Taxes payable consisted of the following:

	December 31, 2024	December 31, 2023

Income tax payable	$1,629,379	$2,400,330
Value added tax payable	1,931,306	1,662,880
Business tax payable	35,130	20,843
Other taxes payable	46,612	61,867
Total taxes payable	$3,642,427	$4,145,920

Schedule of Components of Income Tax Provision (Benefit)	The components of the income tax provision (benefit) are as follows:
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Current tax provision	$4,646,551	$6,527,819	$4,792,026
Deferred tax (benefit) provision	(119,470)	(710,672)	(50,172)
Total	$4,527,081	$5,817,147	$4,741,854

Schedule of Deferred Tax Assets Resulting from Differences Between Financial Accounting Basis and Tax Basis of Assets and Liabilities	The following table summarizes net deferred tax assets resulting from differences between the financial accounting basis and tax basis of assets and liabilities:
	December 31, 2024	December 31, 2023
Deferred tax assets:
Provision for doubtful accounts	$2,366,850	$1,185,047
Provision for inventory valuation	7,830	-
Total deferred tax assets	2,374,680	1,185,047
Less: valuation allowance	(1,962,519)	(766,476)
Net deferred tax assets	$412,161	$418,571
	December 31, 2024	December 31, 2023
Deferred tax liabilities:
Intangible assets acquired from business combinations	$-	$114,650
Total deferred tax liabilities	$-	$114,650

Schedule of Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2024, 2023 and 2022:
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of favorable income tax rates	(6.0)%	(4.2)%	(8.1)%
Effect of temporary differences	(2.1)%	(3.0)%	-
Effect of non-deductible expenses	29.2%	2.6%	0.1%
Change in Valuation Allowance	35.3%	3.4%	4.1%
Effect of net operating loss carryforwards	-	0.9%	-
Effective tax rate-continuing operations	81.4%	24.7%	21.1%